FAIR VALUE MEASUREMENTS (Details 2) - Warrant Liabilities [Member]	12 Months Ended
Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Contractual term	14 days
Dividend Yield	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Annualized volatility	331.00%
Risk-free investment rate	0.62%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Annualized volatility	335.00%
Risk-free investment rate	0.91%